Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2017
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 82	¥ 92
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1]	7.00%	7.00%
Default rate	[1]	0.00%	0.00%
Recovery rate	[1]	100.00%	100.00%
Discount margin	[1]	0.56%	0.55%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		3.00%	0.00%
Default rate		0.00%	0.00%
Recovery rate		100.00%	100.00%
Discount margin		0.14%	0.15%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		17.00%	18.00%
Default rate		1.00%	1.00%
Recovery rate		100.00%	100.00%
Discount margin		1.70%	1.70%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 257	¥ 224
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1]	0.27%	0.28%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		0.02%	0.04%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		0.93%	2.05%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 1,348	¥ 1,336
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1],[2]	39.00%	29.00%
Default rate	[1],[2]	2.00%	2.00%
Recovery rate	[1],[2]	68.00%	68.00%
Discount margin	[1],[2]	1.22%	1.31%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	22.00%	16.00%
Default rate	[2]	1.00%	1.00%
Recovery rate	[2]	60.00%	60.00%
Discount margin	[2]	0.16%	0.08%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	39.00%	30.00%
Default rate	[2]	2.00%	2.00%
Recovery rate	[2]	68.00%	68.00%
Discount margin	[2]	11.79%	11.81%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1],[3]	4.22%	3.59%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	0.02%	0.10%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	11.67%	9.39%
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 21	¥ 26
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		23.00%	23.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 6	¥ 8
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		5.00%	5.00%
FX - FX correlation		59.00%	55.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		54.00%	52.00%
FX - FX correlation		59.00%	55.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ (26)	¥ (25)
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		25.00%	25.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		11.00%	6.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		25.00%	25.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		58.00%	59.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		0.00%	0.00%
Credit correlation		26.00%	30.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		3.00%	5.00%
Credit correlation		100.00%	100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 563	¥ 593
Principal valuation technique	[4]	Internal valuation model
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		23.00%	23.00%
FX - IR correlation		5.00%	5.00%
FX - FX correlation		59.00%	55.00%
Default rate		0.00%	0.00%
Equity - IR correlation		25.00%	25.00%
Credit correlation		32.00%	33.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		9.00%	5.00%
Equity correlation		19.00%	20.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
FX - IR correlation		54.00%	52.00%
FX - FX correlation		59.00%	55.00%
Default rate		2.00%	3.00%
Equity - IR correlation		25.00%	25.00%
Credit correlation		100.00%	100.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		34.00%	40.00%
Equity correlation		100.00%	100.00%

[1]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[2]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[5]	This input represents the counterparty default rate derived from the MHFG Group's own internal credit analyses.